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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21164

                                TCW PREMIER FUNDS
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                        1
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ITEM 1.   REPORT TO STOCKHOLDERS.
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================================================================================

TCW PREMIER FUNDS


FINANCIAL REPORT

DECEMBER 31, 2003

================================================================================

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TCW PREMIER FUNDS

Table of Contents

Statements of Assets and Liabilities                                           2

Notes to Statements of Assets and Liabilities                                  3

Independent Auditors' Report                                                   4

Directors and Officers                                                         5

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TCW PREMIER FUNDS

Statements of Assets and Liabilities
December 31, 2003

                                                                                                          TCW PREMIER
                                                                                           TCW PREMIER       VALUE
                                                                                           OPPORTUNITY   OPPORTUNITIES
                                                                                              FUND           FUND
                                                                                          ------------   -------------
ASSETS:

  Cash                                                                                    $     50,000   $     50,000
                                                                                          ------------   ------------

NET ASSETS                                                                                $     50,000   $     50,000
                                                                                          ============   ============

NET ASSETS CONSIST OF:

  Paid-in Capital                                                                         $     50,000   $     50,000
                                                                                          ============   ============

CAPITAL SHARES OUTSTANDING                                                                       5,000          5,000
                                                                                          ============   ============

NET ASSET VALUE PER SHARE                                                                 $      10.00   $      10.00
                                                                                          ============   ============

SEE ACCOMPANYING NOTES TO STATEMENTS OF ASSETS AND LIABILITIES.

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TCW PREMIER FUNDS

Notes to the Statements of Assets and Liabilities
December 31, 2003

NOTE 1 - ORGANIZATION

TCW Premier Funds (the "Funds") was organized as a Delaware Business Trust on July 16, 2002 and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company comprised of two series: TCW Premier Opportunity Fund and TCW Premier Value Opportunities Fund. TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. The Advisor is registered under the Investment Advisors Act of 1940.

The primary investment objective of the TCW Premier Opportunity Fund is to seek capital appreciation through investing in equity securities of small capitalization companies. The primary investment objective of the TCW Premier Value Opportunities Fund is to achieve long-term capital appreciation by investing in equity securities issued by midcap value companies.

The Funds have had no operations to date other than those relating to its organization and the sale of shares of beneficial interest to the Advisor. The cash is maintained in a non-interest bearing custodial account.

NOTE 2 - FEES AND TRANSACTIONS WITH RELATED PARTIES

The Funds and the Advisor have entered into an investment advisory and management agreement, under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds' business affairs, subject to control by the Board of Trustees. The Funds pay to the Advisor as compensation for the services rendered and facilities furnished the following annual management fees as a percentage of daily net asset value:

         TCW Premier Opportunity Fund                    1.00%
         TCW Premier Value Opportunities Fund            0.80%

The Funds shall also pay all expenses incurred in connection with the operations of the Funds. The Advisor will pay the organizational expenses and other expenses incurred prior to commencement of operations.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 plan, each Fund pays a fee of up to 0.25% of net assets to the Funds' distributor for distributing shares, for advertising and marketing related to the Funds, and for providing or procuring a variety of administrative and other services for investors. The Funds' distributor may pay all or part of this fee to participating insurance companies, the broker-dealer acting as principal underwriter for their variable insurance products, or to service providers to a plan.

TCW Brokerage Services, an affiliate of the Advisor, serves as the distributor of the Funds' shares.

NOTE 3 - FEDERAL INCOME TAXATION

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net taxable income, including any net realized gain on investments, to their shareholders.

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TCW PREMIER FUNDS

Independent Auditors' Report


To the Board of Trustees and Shareholder of the TCW Premier Funds:

We have audited the accompanying statements of assets and liabilities of TCW Premier Funds (the "Funds"), comprising the Opportunity Fund and Value Opportunities Fund, as of December 31, 2003. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statements of assets and liabilities. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such statements of assets and liabilities present fairly, in all material respects, the financial position of each of the Funds constituting the TCW Premier Funds at December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Los Angeles, California
February 11, 2004

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TCW PREMIER FUNDS

Directors and Officers (Unaudited)

A board of eight directors is responsible for overseeing the operations of the 2 Premier Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

                                                                          PRINCIPAL
      NAME, ADDRESS, AGE AND            TERM OF OFFICE AND           OCCUPATION(S) DURING               OTHER DIRECTORSHIPS
       POSITION WITH FUNDS             LENGTH OF TIME SERVED             PAST 5 YEARS                    HELD BY DIRECTOR
--------------------------------     -------------------------   -----------------------------    --------------------------------
Samuel P. Bell (67)                  Mr. Bell has served as a    President, Los Angeles           Point 360 (audio visual
333 South Hope Street                director of TCW Premier     Business Advisors since 1996.    services), TCW Galileo Funds,
Suite 2660                           Funds since July 2002.      Previously Mr. Bell served as    Inc. (mutual fund) and TCW
Los Angeles, CA  90071                                           the Area Managing Partner of     Convertible Securities Fund,
Director                                                         Ernst & Young for the Pacific    Inc. (closed-end fund).
                                                                 Southwest Area.

Richard W. Call (79)                 Mr. Call has served as a    Private Investor.  Former        TCW Galileo Funds, Inc. (mutual
496 Prospect Terrace                 director of TCW Premier     President of The Seaver          fund) and TCW Convertible
Pasadena, CA  91103                  Funds since July 2002.      Institute (a private             Securities Fund, Inc.
Director                                                         foundation).                     (closed-end fund).

Matthew K. Fong (50)                 Mr. Fong has served as a    President, Strategic Advisory    Seismic Warning Systems, Inc.,
Strategic Advisory Group             director of TCW Premier     Group, Of Counsel Sheppard,      Viata Inc. (home entertainment
13191 Crossroad Parkway North        Funds since July 2002.      Mullin, Richter & Hamilton       products), TCW Convertible
City of Industry, CA 91746                                       (law firm) since 1999.  From     Securities Funds, Inc.
Director                                                         1995 to 1998, Mr. Fong served    (closed-end fund) and TCW
                                                                 as Treasurer of the State of     Galileo Funds, Inc. (mutual
                                                                 California.                      fund).

John A. Gavin (72)                   Mr. Gavin has served as a   Founder and Chairman of Gamma    Causeway Capital, TCW
c/o Paul, Hastings, Janofsky &       director of TCW Premier     Holdings (international          Convertible Securities Fund,
Walker LLP                           Funds since July 2002.      capital consulting firm).        Inc. (closed-end fund), TCW
Counsel to the Independent                                                                        Galileo Funds, Inc. (mutual
Directors                                                                                         fund) and Hotchkis and Wiley
515 South Flower Street                                                                           Funds (mutual funds)
Los Angeles, CA  90071
Director

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
Patrick C. Haden (50)                Mr. Haden has served as a   General Partner, Riordan,        Elkay Plastics Co., Inc., Indy
300 South Grand Avenue               director of TCW Premier     Lewis & Haden (private equity    Mac Mortgage Holdings (mortgage
Los Angeles, CA  90071               Funds since July 2002.      partnership).                    banking), Bradshaw International
Director                                                                                          Inc. (housewares), Financial
                                                                                                  Pacific Insurance Group, Inc.,
                                                                                                  Tetra Tech, Inc. (environmental
                                                                                                  consulting), TCW Galileo Funds,
                                                                                                  Inc. (mutual fund) and TCW
                                                                                                  Convertible Securities Fund,
                                                                                                  Inc. (closed-end fund).

Charles A. Parker (69)               Mr. Parker has served as    Private Investor.                Horace Mann Educators Corp.,
c/o Paul, Hastings, Janofsky &       a director of TCW Premier                                    trustee of the Burridge Center
Walker LLP                           Funds since July 2002.                                       for Research in Security Prices
Counsel to the Independent                                                                        (University of Colorado), TCW
Directors                                                                                         Convertible Securities Fund,
515 South Flower Street                                                                           Inc. (closed-end fund) and TCW
Los Angeles, CA 90071                                                                             Galileo Funds, Inc. (mutual
Director                                                                                          fund).

INTERESTED DIRECTORS

Each of these directors are "interested persons" of the Funds as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

                                                                           PRINCIPAL
      NAME, ADDRESS, AGE AND             TERM OF OFFICE AND           OCCUPATION(S) DURING               OTHER DIRECTORSHIPS
        POSITION WITH FUNDS            LENGTH OF TIME SERVED              PAST 5 YEARS                     HELD BY DIRECTOR
-----------------------------------  -------------------------   ------------------------------   -------------------------------
Marc I. Stern (59)                   Mr. Stern has served as a   President and Director, The      Qualcomm Incorporated (wireless
865 South Figueroa Street            director since July 2002.   TCW Group, Inc., Chairman, the   communications) and TCW Galileo
Los Angeles, CA.  90017                                          Advisor, Vice Chairman, TCW      Funds, Inc. (mutual fund).
Chairman                                                         Asset Management Company, Vice
                                                                 Chairman, Trust Company of the
                                                                 West.

                                                                           PRINCIPAL
      NAME, ADDRESS, AGE AND             TERM OF OFFICE AND           OCCUPATION(S) DURING               OTHER DIRECTORSHIPS
        POSITION WITH FUNDS            LENGTH OF TIME SERVED              PAST 5 YEARS                     HELD BY DIRECTOR
-----------------------------------  -------------------------   ------------------------------   -------------------------------
Thomas E. Larkin, Jr. (64)           Mr. Larkin has served as    Vice Chairman, The TCW Group,    TCW Galileo Funds, Inc. (mutual
865 South Figueroa Street            a director since July       Inc., the Advisor, TCW Asset     fund).
Los Angeles, CA.  90017              2002.                       Management Company and Trust
Director                                                         Company of the West.

The officers of the Funds who are not directors of the Funds are:

                                                         POSITION(S) HELD                   PRINCIPAL OCCUPATION(S) DURING
                   NAME AND ADDRESS                        WITH COMPANY                            PAST 5 YEARS (1)
     ---------------------------------------      ------------------------------     ----------------------------------------------
     Alvin R. Albe, Jr. (50)*                     President and Chief Executive      President and Director, the Advisor,
                                                  Officer                            Executive Vice President and Director of TCW
                                                                                     Asset Management Company and Trust Company
                                                                                     of the West; Executive Vice President, The
                                                                                     TCW Group, Inc.; President, TCW Convertible
                                                                                     Securities Fund, Inc. and TCW Galileo Funds,
                                                                                     Inc.

     Michael E. Cahill (52)*                      Senior Vice President,             Managing Director, General Counsel and
                                                  General Counsel  and Assistant     Secretary, the Advisor, The TCW Group, Inc.,
                                                  Secretary                          Trust Company of the West and TCW Asset
                                                                                     Management Company.

     Charles W. Baldiswieler (45)*                Senior Vice President              Managing Director, the Advisor, Trust
                                                                                     Company of the West and TCW Asset Management
                                                                                     Company.

     Dennis J. McCarthy (46)*                     Senior Vice President              Senior Vice President, the Advisor, Trust
                                                                                     Company of the West and TCW Asset Management
                                                                                     Company since October, 1999.  Previously,
                                                                                     Vice President with Founders Asset
                                                                                     Management.

                                                         POSITION(S) HELD                   PRINCIPAL OCCUPATION(S) DURING
                   NAME AND ADDRESS                        WITH COMPANY                            PAST 5 YEARS (1)
     ---------------------------------------      ------------------------------     ----------------------------------------------
     Ronald R. Redell (32)*                       Senior Vice President              Senior Vice President, the Advisor, Trust
                                                                                     Company of the West and TCW Asset Management
                                                                                     Company since August, 2000.  Previously,
                                                                                     National Sales Manager with RS Investment
                                                                                     Management (formerly Robertson Stephens).

     Philip K. Holl (53)*                         Secretary and Associate            Senior Vice President and Associate General
                                                  General Counsel                    Counsel, the Advisor, Trust Company of the
                                                                                     West and TCW Asset Management Company;
                                                                                     Secretary to TCW Convertible Securities
                                                                                     Fund, Inc.

     David S. DeVito (40)                         Treasurer and Chief Financial      Managing Director and Chief Financial
                                                  Officer                            Officer, the Advisor, Trust Company of the
                                                                                     West and TCW Asset Management Company;
                                                                                     Treasurer to TCW Convertible Securities
                                                                                     Fund, Inc.

----------
(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

*    Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California
     90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Advisor, is an Assistant Secretary of the Funds and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Funds.

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ITEM 2.   CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES PAID BY REGISTRANT

                      2002            2003
                      ----            ----
                    $  3,600        $  2,100

          (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                      2002            2003
                      ----            ----
                       0               0

          (c) TAX FEES PAID BY REGISTRANT

                      2002            2003
                      ----            ----
                       0               0

          Fees were for the preparation and filing of the registrant's corporate returns.

          (d) ALL OTHER FEES PAID BY REGISTRANT

                      2002            2003
                      ----            ----
                       0               0

          (e)(1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

          (e)(2) None

                                        2
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          (f) Not applicable.

          (g) No non-audit fees above were billed by the registrant's accountant for services rendered to the registrant, or rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a) EX-99.CODE - Code of Ethics

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                        3
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Premier Funds

By (Signature and Title)
                                             /s/ Alvin R. Albe, Jr.
                                    -------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                             /s/ Alvin R. Albe, Jr.
                                    -------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2004

By (Signature and Title)
                                             /s/ David S. DeVito
                                    ----------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                March 3, 2004

                                        4